COMMITMENTS (Details) (USD $)	12 Months Ended
Mar. 31, 2013
Initial Term Of Patents License Agreement	10 years
Cash Fees And Payable For Patents License Agreement	$ 50,000
Cash Paid For Patents License Agreement	25,000
Percentage Of Royalties On Sale Price Of Products	0.50%
Minimum Annual Royalty	$ 10,000